Property, equipment and software, net - Schedule of Property, Equipment and Software (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Equipment and Software
Total cost	$ 112,106	$ 115,567
Less: Accumulated depreciation and amortization	(71,943)	(86,101)
Property, equipment and software, net	40,163	29,466
Mining Equipment
Property, Equipment and Software
Total cost	80,965	95,215
Computers and Electronic Equipment
Property, Equipment and Software
Total cost	11,948	10,940
Leasehold Improvements
Property, Equipment and Software
Total cost	5,051	5,772
Mechanical Equipment
Property, Equipment and Software
Total cost	112	114
Software
Property, Equipment and Software
Total cost	3,688	3,283
Construction in Progress
Property, Equipment and Software
Total cost	9,980
Motor Vehicles
Property, Equipment and Software
Total cost	242	$ 243
Land
Property, Equipment and Software
Total cost	$ 120